Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Summary of balances and transactions with related parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2018	2017	2016	2018	2017

Mario Jorge de Lemos Vieira / Cia Agropecuaria Monte Alegre / Alfenas Agricola Ltda / Marcelo Weyland Barbosa Vieira / Paulo Albert Weyland Vieira	(i)	Cost of manufactured products sold and services rendered (ii)	(2,279)	(3,326)	(42)	—	—
		Receivables from related parties (Note 18)	—	—	—	324	176
		Payables (Note 25)	—	—	—	(160)	(367)

Directors and senior management	Employment	Compensation selected employees	(7,122)	(7,040)	(5,213)	(16,353)	(17,985)

CHS Agro	Joint venture	Receivables from related parties (Note 18) (iii)	—	—	—	8,337	10,218
		Payables (Note 25)	—	—	—	(194)	(261)
		Sales of goods	456	2,487	372	—	—
		Services	210	88	87	—	—
		Interest income	242	308	326	—	—

(i)	Shareholders of the Company.

(ii)	Relates to agriculture partnership agreements (“parceria”).

(iii)	It includes US$ 8 million of a loan that accruing a 3% interest rate per year with the final maturity in 2022.